FINANCIAL INSTRUMENTS (Details-Stock Exchanges)	6 Months Ended
Jun. 30, 2021
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Description of hong kong hang seng index	28,828
Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Description of hong kong hang seng index	31,085
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Description of hong kong hang seng index	27,473